NOTE 27 - Changes In Liabilities Arising from Financing Activities	12 Months Ended
Dec. 31, 2025
Notes
NOTE 27 - Changes In Liabilities Arising from Financing Activities:

NOTE 27 - Changes In Liabilities Arising from Financing Activities:

Reconciliation of the changes in liabilities for which cash flows have been or will be classified as financing activities in the statement of cash flows:

	Lease liabilities	Convertible loans	Derivative liability - Warrants	Liability for Agricultural Research Organization (*)	Loans
As at January 1, 2025	9,913	-	-	2,696	3,905
Changes from financing activities:
Repayments of lease liabilities	(1,382)	-	-	-	-
Proceeds from loans, net of repayments	-	-	-	-	6,630
Repayment of royalties	-	-	-	(159)	-
Repayments of principal and interest of Convertible Loans	-	-	-	-	-
Total changes in financing activities	(8,531)	-	-	2,537	10,535
Additions and modifications	313	-	-	-	-
Fair value adjustments	-	-	-	(396)	(244)
Exercise warrants against debt	-	-	-	-	(1,397)
Accrued interest	1,007	-	-	270	1,078
Reclassification	-	-	-	-	200
Conversion	-	-	-	-	(7,603)
Index adjustments	228	-	-	-	-
Effects of foreign exchange	1,456	-	-	129	-
As at December 31, 2025	11,535	-	-	2,540	2,569

	Lease liabilities	Convertible loans	Derivative liability - Warrants	Liability for Agricultural Research Organization (*)	Loans
As at January 1, 2024	1,807	20,533	526	2,508	-
Changes from financing activities:
Repayments of lease liabilities	(579)	-	-	-	-
Proceeds from loans, net of repayments	-	-	-	-	3,314
Repayment of royalties	-	-	-	-	-
Repayments of principal and interest of Convertible Loans	-	(693)	-	-	-
Total changes in financing activities	1,228	19,840	526	2,508	3,314
Additions and modifications	7,586	-	-	-	-
Fair value adjustments	-	3,503	408	205	-
Exercise warrants against debt	-	-	-	-	-
Accrued interest	671	-	-	-	70
Reclassification	-	(521)	(934)	-	521
Conversion	-	(22,822)	-	-	-
Index adjustments	386	-	-	-	-
Effects of foreign exchange	42	-	-	(17)	-
As at December 31, 2024	9,913	-	-	2,696	3,905

(*) Payable amounts of Liability for Agricultural Research Organization are also presented in other accounts payable and therefore reclassed only for the purposes of this note (Note 11)